Provisions - Cost of Benefit (Detail) - Long-term employee benefits [member] - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Current services cost	$ 962	$ 836
Interest expense on obligation	528	561
Total	$ 1,490	$ 1,397